Derivative Liabilities - Derivative warrant liability (Details) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Balance - Derivative warrant liability Value	$ 5,234,293	$ 4,081,627	$ 8,745,508
No. of Warrants - Derivative warrant liability	220,687,537	55,148,530
Exercise of Warrants	2,039,599	(5,629,130)	(7,230,734)
Warrants Exercised	70,732,022	(145,888,421)	(49,863,260)
Increase in fair value of derivative warrant liability	1,122,959	(3,279,650)	(793,706)
Balance - Derivative warrant liability Value	5,259,929	5,234,293	4,081,627
No. of Warrants - Derivative warrant liability	176,622,183	220,687,537	55,148,530
August 2012
Additional warrants issued		624,797
Warrants Issued		9,375,000
December 2012
Additional warrants issued		762,355
Warrants Issued		24,999,999
June 2013
Additional warrants issued		1,189,744
Warrants Issued		40,833,335
Price Protection
Additional warrants issued		7,484,550	1,548,813
Warrants Issued		236,219,094	11,444,440
January 2014
Additional warrants issued	$ 942,279
Warrants Issued	26,666,668